Notes to the interim condensed consolidated statement of (income) loss - Other operating income and expenses - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Feb. 28, 2025
Notes to the interim condensed consolidated statement of (income) loss
Restructuring expenses	€ 4,190
Restructuring provision	3,100	€ 6,500
Expense from accelerated vesting of share-based payment awards	€ 1,288